Note 9 - Options and Warrants to Purchase Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Warrants Outstanding and Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.25	3,283,283	5.00	$0.25
$1.15	461,340	4.83	$1.15
$2.00	54,367	0.09	$2.00
	3,798,990	4.91	$0.38

	Warrants Outstanding and Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.78	213,402	0.09	$0.78
$1.15	461,340	5.33	$1.15
$2.00	54,367	0.59	$2.00
	729,109	3.44	$1.11

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2016	2015
Dividend Yield	0%	0%
Expected Life (years)	5.0	5.6
Expected Volatility	83.4%	51.0%
Risk Free Interest Rate	1.20%	1.47%

	2015	2014
Dividend Yield	0%	0%
Expected Life (in years)	7.00	5.5
Expected Volatility	72.9%	56.1%
Risk Free Interest Rate	2.00%	1.79%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	June 30, 2016
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life *

Outstanding at beginning of period	17,806,472	$1.00
Issued	2,671,488	0.26
Exercised	- 0 -	- 0 -
Forfeited	- 0 -	- 0 -
Outstanding at end of period	20,477,960	$0.92	4.54
Exercisable at end of period	19,271,284	$0.92	4.54

	December 31, 2015		December 31, 2014
		Weighted		Weighted
		Average		Average
	Shares	Exercise Price	Shares	Exercise Price

Outstanding at beginning of period	17,053,116	$1.02	15,878,116	$1.03
Issued	1,138,356	0.63	1,175,000	0.84
Exercised	--	--	--	--
Forfeited	(235,000)	$0.77	--	--
Outstanding at end of period	17,956,472	$1.00	17,053,116	$1.02